Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases office space under non-cancelable operating leases with various expiration dates from 2024 to 2034.

The Company’s future minimum commitments under leases, service agreements, and other contractual commitments as of September 30, 2024 is as follows (in thousands):

	Operating Lease Obligations	Future Purchase Obligations
Years ending December 31,
2024 (remaining 3 months)	$1,122	$5,991
2025	4,211	19,867
2026	3,833	4,480
2027	2,656	—
2028	2,526	—
2029 and thereafter	9,026	—
Total payments	23,374	$30,338
Less: imputed interest	(3,330)
Less: leases less than 12 months	(188)
Total lease liabilities	$19,856

In June 2022, the Company entered into a five-year consumption agreement with a vendor whereby the Company committed to purchase $300.0 million of data center, cloud, and IT services with no minimum annual spending requirement (excluded from the table above). As of September 30, 2024, the total remaining commitment under this agreement was $189.6 million.

Guarantees and Indemnifications

The Company’s cloud computing and licensed software sales agreements normally include indemnification provisions for customer liabilities resulting from third party claims that its products infringe third party intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in its consolidated financial statements. Certain of the Company’s sales agreements also include indemnification provisions for customer liabilities incurred as a result of a breach of confidentiality. The Company’s cloud computing service provider indemnifies the Company for up to 24 months of fees for data breaches. It is not possible to determine the maximum potential amount under these indemnification agreements due to the limited and infrequent history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement.

The Company includes service level commitments to its customers, typically regarding certain levels of uptime reliability and performance, and if the Company fails to meet those levels, customers can receive credits and, in limited cases, terminate their relationship with the Company. To date, the Company has not incurred any material costs as a result of such commitments.

The Company is occasionally required, for various reasons, to enter into financial guarantees with third parties in the ordinary course of business including, among others, guarantees related to letters of credit on behalf of parties with whom it conducts business. Such agreements have not had a material effect on the Company’s unaudited condensed consolidated financial statements.

The Company has also agreed to indemnify its board of directors and executive officers for costs associated with any fees, expenses, judgments, fines, and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a board member or officer, including any action by the Company, arising out of that person’s services as the Company’s board member or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company has maintained board member and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid. The Company may also be subject to indemnification obligations by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases office space under non-cancelable operating leases with various expiration dates from 2024 to 2034.

The following lease costs were included in the consolidated statements of operations and comprehensive loss (in thousands):

	Year Ended December 31,
	2022	2023
Operating lease cost	$2,690	$3,560
Short-term lease cost	812	731
Variable lease cost	643	976
Total lease cost	$4,145	$5,267

Supplemental information relating to operating leases is presented below:

	Year Ended December 31,
	2022	2023
Cash paid for operating lease liabilities (in thousands)	$2,706	$3,001
Weighted-average remaining lease term (in years)	8	8
Weighted-average discount rate	3.5%	4.3%

The Company’s future minimum commitments under leases, service agreements, and other contractual commitments as of December 31, 2023 is as follows (in thousands):

	Operating Lease Obligations	Future Purchase Obligations
Years ending December 31,
2024	$3,763	$21,167
2025	3,710	21,062
2026	3,426	4,480
2027	2,284	—
2028	2,202	—
2029 and thereafter	8,777	—
Total payments	24,162	$46,709
Less: imputed interest	(3,678)
Less: lease incentives	(304)
Less: leases less than 12 months	(153)
Total lease liabilities	$20,027

In June 2022, the Company entered into a five-year consumption agreement with a vendor whereby the Company committed to purchase $300.0 million of data center, cloud, and IT services with no minimum annual spending requirement (excluded from the table above). As of December 31, 2023, the total remaining commitment under this agreement was $246.5 million.

Guarantees and Indemnifications

The Company’s cloud computing and licensed software sales agreements normally include indemnification provisions for customer liabilities resulting from third party claims that its products infringe third party intellectual property rights. To date, the Company has not incurred any material costs as a result of such indemnifications and has not accrued any liabilities related to such obligations in its consolidated financial statements. Certain of the Company’s sales agreements also include indemnification provisions for customer liabilities incurred as a result of a breach of confidentiality. The Company’s cloud computing service provider indemnifies the Company for up to 24 months of fees for data breaches. It is not possible to determine the maximum potential amount under these indemnification agreements due to the limited and infrequent history of prior indemnification claims and the unique facts and circumstances involved in each particular agreement.

The Company includes service level commitments to its customers, typically regarding certain levels of uptime reliability and performance, and if the Company fails to meet those levels, customers can receive credits and, in limited cases, terminate their relationship with the Company. To date, the Company has not incurred any material costs as a result of such commitments.

The Company is occasionally required, for various reasons, to enter into financial guarantees with third parties in the ordinary course of business including, among others, guarantees related to letters of credit on behalf of parties with whom it conducts business. Such agreements have not had a material effect on the Company’s consolidated financial statements.

The Company has also agreed to indemnify its Board of Managers and executive officers for costs associated with any fees, expenses, judgments, fines, and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a board member or officer, including any action by the Company, arising out of that person’s services as the Company’s board member or officer or that person’s services provided to any other company or enterprise at the Company’s request. The Company maintains board member and officer insurance coverage that would generally enable the Company to recover a portion of any future amounts paid. The Company may also be subject to indemnification obligations by law with respect to the actions of its employees under certain circumstances and in certain jurisdictions.